VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Vessels and Equipment	Movements in the six months ended June 30, 2020 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels and Equipment, net
Balance at December 31, 2019	1,867,873	(463,168)	1,404,705
Depreciation	—	(36,072)	(36,072)
Capitalized costs	32,119	—	32,119
Vessel disposals	(7,362)	3,963	(3,399)
Impairment loss	(137,946)	57,666	(80,280)
Balance at June 30, 2020	1,754,684	(437,611)	1,317,073